OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income (expenses), net [Abstract]
Schedule of other operating income (expenses), net

	Year ended December 31,
	2019	2018	2017

Results of sundry assets	258	1,895	1,190
Provision for legal claims and other matters (Note 19 and 25 (ii))	1,997	7,625	—
Other operating income	19,408	4,136	—

Other operating income	21,663	13,656	1,190

Provision for legal claims and other matters (Note 19 and 25 (ii))	—	—	(2,783)
Other operating expense	—	—	(14,647)

Other operating expense	—	—	(17,430)

Other operating (expenses) income, net	21,663	13,656	(16,240)